Expense Example - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2020 Portfolio - VIP Investor Freedom 2020 Portfolio	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628